Note 1 - Nature of the Business	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

In
September 2016,
the Company issued
1,129,628
ordinary shares of the Company to several
third
-party investors for an aggregate cash consideration of
$15,250
or
$13.5
per share.

On
March 14, 2017,
the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.
174,286
ordinary shares were sold at
$20.00
per share (the “IPO Price”). In conjunction with the IPO,
2,541,048
ordinary shares were sold in a private placement to certain investors at the same IPO Price. Net proceeds from the IPO and private placement after deducting underwriting discount and offering expenses were
$47,184.
The underwriting discount and offering expenses including those recorded as deferred IPO costs were recorded as a reduction of the proceeds received from the IPO in the shareholders’ equity. Immediately prior to the IPO, the Company issued
2,112,963
ordinary shares to NPBSIPO Liquidating Trust, or Nereus Trust in connection with termination of royalty payment arrangement (Note
10
).

In
May 2018,
the Company entered into various agreements with certain
third
-party investors to issue
739,095
ordinary shares of the Company with a par value
$0.0001
per share for an aggregate cash consideration of
$20,000
or
$27.06
per ordinary share. To date, the Company received gross proceeds of
$14,000
(net proceeds of
$13,245
) from the issuance.

On
May 21, 2018,
Beijing Wanchun Pharmaceutical Technology Ltd. was incorporated in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Dalian Wanchunbulin Pharmaceuticals Ltd.

As at
December 31, 2018,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring Pharmaceuticals Inc. (“BeyondSpring US”)	Delaware, United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited (“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd. (“Wanchun Shenzhen”)	The People’s Republic of China (“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	60%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical Technology Ltd. (“Beijing Wanchun”)	PRC	May 21, 2018	60%	Clinical trial activities